Quarterly Report
January 31, 2020
MFS®  Global Total Return Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.3%
Aerospace – 2.0%
Honeywell International, Inc.	80,749	$13,987,342
Lockheed Martin Corp.	33,753	14,450,334
Northrop Grumman Corp.	10,938	4,097,047
United Technologies Corp.	32,212	4,838,242
		$37,372,965
Airlines – 0.3%
Air Canada (a)	151,667	$5,080,398
Alcoholic Beverages – 1.4%
Diageo PLC	198,637	$7,895,235
Heineken N.V.	86,312	9,411,615
Pernod Ricard S.A.	48,018	8,334,308
		$25,641,158
Apparel Manufacturers – 0.3%
Compagnie Financiere Richemont S.A.	67,595	$4,957,341
Automotive – 1.0%
Aptiv PLC	49,840	$4,225,934
Copart, Inc. (a)	11,435	1,160,195
Lear Corp.	20,673	2,546,500
Magna International, Inc.	158,900	8,055,464
USS Co. Ltd.	143,200	2,605,615
		$18,593,708
Biotechnology – 0.1%
Incyte Corp. (a)	19,840	$1,449,709
Broadcasting – 0.1%
Omnicom Group, Inc.	16,202	$1,220,173
Brokerage & Asset Managers – 1.0%
BlackRock, Inc.	14,377	$7,581,711
Charles Schwab Corp.	147,657	6,725,776
Invesco Ltd.	100,974	1,746,850
TMX Group Ltd.	31,475	2,912,282
		$18,966,619
Business Services – 4.2%
Accenture PLC, “A”	71,768	$14,727,511
Bunzl PLC	103,846	2,694,578
CGI, Inc. (a)	44,831	3,432,617
Cognizant Technology Solutions Corp., “A”	64,481	3,957,844
Compass Group PLC	413,716	10,254,276
Equifax, Inc.	37,801	5,666,370
Experian PLC	169,304	5,895,434
Fidelity National Information Services, Inc.	37,504	5,387,825
Fiserv, Inc. (a)	63,956	7,585,821
Nomura Research Institute Ltd.	281,800	6,243,294
Secom Co. Ltd.	94,400	8,311,661
SGS S.A.	837	2,425,319
		$76,582,550
Cable TV – 0.9%
Comcast Corp., “A”	369,563	$15,961,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.3%
3M Co.	55,959	$8,878,455
Givaudan S.A.	1,120	3,697,674
PPG Industries, Inc.	87,922	10,536,573
		$23,112,702
Computer Software – 0.3%
Adobe Systems, Inc. (a)	8,236	$2,891,989
Microsoft Corp.	16,010	2,725,382
		$5,617,371
Computer Software - Systems – 1.0%
Amadeus IT Group S.A.	99,231	$7,793,893
Hitachi Ltd.	223,400	8,531,080
Hon Hai Precision Industry Co. Ltd.	997,000	2,707,658
		$19,032,631
Construction – 0.8%
Sherwin-Williams Co.	14,617	$8,141,523
Stanley Black & Decker, Inc.	44,113	7,028,524
		$15,170,047
Consumer Products – 1.5%
Colgate-Palmolive Co.	52,216	$3,852,496
Kao Corp.	76,000	6,072,809
Kimberly-Clark Corp.	75,127	10,761,192
Reckitt Benckiser Group PLC	90,225	7,483,316
		$28,169,813
Containers – 0.3%
Amcor Ltd.	486,774	$5,074,090
Amcor PLC	117,972	1,249,324
		$6,323,414
Electrical Equipment – 2.2%
Johnson Controls International PLC	153,115	$6,040,387
Legrand S.A.	62,586	5,025,357
OMRON Corp.	36,000	2,064,237
Schneider Electric SE	227,784	22,867,510
Spectris PLC	50,258	1,756,036
Yokogawa Electric Corp.	184,400	3,201,085
		$40,954,612
Electronics – 3.8%
Analog Devices, Inc.	58,856	$6,459,446
Hoya Corp.	37,800	3,633,499
Kyocera Corp.	86,900	5,702,705
NXP Semiconductors N.V.	43,368	5,501,664
Samsung Electronics Co. Ltd.	170,840	7,995,175
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	504,371	27,205,772
Texas Instruments, Inc.	110,909	13,381,171
		$69,879,432
Energy - Independent – 0.3%
Marathon Petroleum Corp.	19,127	$1,042,422
Valero Energy Corp.	44,739	3,771,945
		$4,814,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.0%
BP PLC	426,813	$2,573,991
Chevron Corp.	28,285	3,030,455
China Petroleum & Chemical Corp.	11,918,000	6,288,514
Eni S.p.A.	568,614	7,982,405
Exxon Mobil Corp.	59,135	3,673,466
Galp Energia SGPS S.A.	209,718	3,172,497
LUKOIL PJSC, ADR	28,081	2,864,262
Suncor Energy, Inc.	229,138	7,003,651
		$36,589,241
Food & Beverages – 2.3%
Danone S.A.	79,884	$6,414,304
General Mills, Inc.	161,078	8,411,493
J.M. Smucker Co.	49,579	5,136,880
Nestle S.A.	186,037	20,546,736
PepsiCo, Inc.	15,259	2,167,083
		$42,676,496
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	16,770	$2,348,806
Health Maintenance Organizations – 0.5%
Cigna Corp.	46,526	$8,950,672
Insurance – 3.6%
Aon PLC	86,979	$19,157,125
BB Seguridade Participacoes S.A.	130,300	1,058,197
Chubb Ltd.	64,461	9,797,427
Manulife Financial Corp.	142,363	2,773,249
Marsh & McLennan Cos., Inc.	46,588	5,211,334
MetLife, Inc.	93,545	4,650,122
Prudential Financial, Inc.	23,807	2,167,865
Samsung Fire & Marine Insurance Co. Ltd.	7,266	1,278,010
Travelers Cos., Inc.	71,341	9,389,903
Zurich Insurance Group AG	24,514	10,198,048
		$65,681,280
Machinery & Tools – 1.8%
AGCO Corp.	19,180	$1,345,285
Eaton Corp. PLC	156,631	14,796,931
Illinois Tool Works, Inc.	52,812	9,241,044
Kubota Corp.	418,400	6,487,068
PT United Tractors Tbk	648,700	906,378
		$32,776,706
Major Banks – 3.6%
ABSA Group Ltd.	369,675	$3,385,290
Bank of New York Mellon Corp.	118,300	5,297,474
BOC Hong Kong Holdings Ltd.	327,500	1,082,615
China Construction Bank Corp.	7,539,000	5,718,954
Goldman Sachs Group, Inc.	28,551	6,788,000
JPMorgan Chase & Co.	139,184	18,422,394
PNC Financial Services Group, Inc.	29,645	4,403,765
Royal Bank of Canada	21,918	1,730,645
State Street Corp.	59,638	4,510,422
UBS Group AG	732,907	9,130,901
Wells Fargo & Co.	106,317	4,990,520
		$65,460,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.7%
HCA Healthcare, Inc.	55,731	$7,735,463
McKesson Corp.	17,052	2,431,786
Sonic Healthcare Ltd.	154,259	3,215,831
		$13,383,080
Medical Equipment – 2.1%
Abbott Laboratories	76,707	$6,684,248
Becton, Dickinson and Co.	16,836	4,632,930
Danaher Corp.	48,134	7,743,316
EssilorLuxottica	15,262	2,272,359
Medtronic PLC	114,347	13,200,218
Thermo Fisher Scientific, Inc.	14,773	4,626,756
		$39,159,827
Metals & Mining – 0.2%
MMC Norilsk Nickel PJSC, ADR	26,614	$860,164
POSCO	4,997	904,422
Rio Tinto PLC	48,481	2,614,543
		$4,379,129
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	128,585	$3,313,636
EQM Midstream Partners LP	99,835	2,311,180
		$5,624,816
Other Banks & Diversified Financials – 2.5%
Citigroup, Inc.	172,305	$12,821,215
DBS Group Holdings Ltd.	412,500	7,568,043
Intesa Sanpaolo S.p.A.	842,264	2,097,551
KBC Group N.V.	52,141	3,831,615
Komercni Banka A.S.	12,473	429,724
Sberbank of Russia, ADR	116,211	1,859,376
Truist Financial Corp.	171,250	8,831,363
U.S. Bancorp	155,047	8,251,601
		$45,690,488
Pharmaceuticals – 6.1%
AbbVie, Inc.	34,338	$2,782,065
Bayer AG	175,684	14,233,233
Bristol-Myers Squibb Co.	77,170	4,857,851
Eli Lilly & Co.	62,593	8,740,486
Johnson & Johnson	131,294	19,545,738
Novartis AG	107,118	10,139,066
Novo Nordisk A.S., “B”	111,127	6,803,290
Pfizer, Inc.	383,510	14,281,912
Roche Holding AG	82,665	27,832,495
Santen Pharmaceutical Co. Ltd.	137,500	2,571,155
		$111,787,291
Printing & Publishing – 0.9%
Moody's Corp.	17,835	$4,579,850
RELX PLC	221,261	5,869,717
Wolters Kluwer N.V.	73,452	5,532,895
		$15,982,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.7%
Canadian National Railway Co.	24,310	$2,271,526
Canadian Pacific Railway Ltd.	9,349	2,483,483
Union Pacific Corp.	40,987	7,353,888
		$12,108,897
Real Estate – 1.3%
Daito Trust Construction Co. Ltd.	12,500	$1,472,171
Daiwa House Industry Co. Ltd.	101,400	3,190,198
Deutsche Wohnen SE	167,108	7,079,649
Grand City Properties S.A.	85,407	2,189,941
Longfor Properties Co. Ltd.	274,000	1,154,664
Public Storage, Inc., REIT	7,189	1,608,611
Spirit Realty Capital, Inc., REIT	22,800	1,203,384
STORE Capital Corp., REIT	70,217	2,756,017
Unibail-Rodamco-Westfield, REIT	29,433	4,001,991
		$24,656,626
Restaurants – 0.6%
Greggs PLC	97,982	$2,916,343
Starbucks Corp.	69,379	5,885,420
U.S. Foods Holding Corp. (a)	33,421	1,342,522
		$10,144,285
Specialty Chemicals – 0.7%
Akzo Nobel N.V.	78,910	$7,465,041
Corteva, Inc.	18,035	521,572
DuPont de Nemours, Inc.	18,035	923,031
PTT Global Chemical PLC	2,864,300	4,502,750
		$13,412,394
Specialty Stores – 0.6%
Dufry AG	20,032	$1,741,569
Target Corp.	88,128	9,759,295
		$11,500,864
Telecommunications - Wireless – 1.7%
Advanced Info Service Public Co. Ltd.	242,300	$1,585,794
KDDI Corp.	745,700	22,219,170
Vodafone Group PLC	3,753,922	7,400,882
		$31,205,846
Telephone Services – 0.6%
Hellenic Telecommunications Organization S.A.	49,590	$742,470
Koninklijke KPN N.V.	524,096	1,472,303
TELUS Corp.	151,528	6,074,173
TELUS Corp.	21,071	845,158
Verizon Communications, Inc.	45,413	2,699,348
		$11,833,452
Tobacco – 1.3%
Imperial Brands PLC	91,140	$2,347,795
Japan Tobacco, Inc.	359,300	7,602,978
Philip Morris International, Inc.	179,294	14,827,614
		$24,778,387
Utilities - Electric Power – 1.3%
Duke Energy Corp.	85,502	$8,347,560
Exelon Corp.	152,807	7,272,085
Iberdrola S.A.	346,828	3,796,492

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.		60,531	$4,188,140
			$23,604,277
Total Common Stocks			$1,072,636,738
Bonds – 39.3%
Aerospace – 0.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$630,000	$672,011
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		1,094,000	1,162,695
Lockheed Martin Corp., 3.55%, 1/15/2026		795,000	867,608
			$2,702,314
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027		$549,000	$573,724
Asset-Backed & Securitized – 1.5%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	1,200,000	$1,545,112
AA Bond Co. Ltd., 6.269%, 7/31/2025		350,000	497,647
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		$524,102	525,905
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,167,735
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)		2,569,000	2,569,134
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.851% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,966,973	2,964,193
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.009% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		1,254,500	1,254,422
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,800,457
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 2.769% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		1,648,500	1,649,430
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 2.631% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		2,978,000	2,973,295
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.194% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		4,314,000	4,260,101
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,503,784
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,072,751
			$26,783,966
Automotive – 0.3%
Ferrari N.V., 1.5%, 3/16/2023	EUR	850,000	$981,060
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023		300,000	337,733
General Motors Co., 6.75%, 4/01/2046		$850,000	1,039,327
Lear Corp., 3.8%, 9/15/2027		695,000	724,656
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	765,000	889,826
Volkswagen International Finance N.V., 1.875%, 3/30/2027		500,000	598,131
Volkswagen Leasing GmbH, 1.5%, 6/19/2026		450,000	526,981
			$5,097,714
Broadcasting – 0.2%
Discovery, Inc., 4.125%, 5/15/2029		$348,000	$380,250
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	1,800,000	2,099,442
Prosus N.V., 3.68%, 1/21/2030 (n)		$387,000	399,980
ViacomCBS, Inc., 4.375%, 3/15/2043		608,000	660,489
WPP Finance, 1.375%, 3/20/2025	EUR	700,000	819,161
			$4,359,322
Brokerage & Asset Managers – 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$599,000	$612,809
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	700,000	843,527
Low Income Investment Fund, 3.386%, 7/01/2026		$285,000	296,415
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	801,124
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	732,641
			$3,286,516

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$1,188,023
Imerys S.A., 1.5%, 1/15/2027	EUR	600,000	692,798
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$544,000	576,234
			$2,457,055
Business Services – 0.3%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	1,700,000	$1,920,830
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$320,000	344,454
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	140,105
Fidelity National Information Services, Inc., 3%, 8/15/2026		$1,032,000	1,085,503
Fidelity National Information Services, Inc., 2.25%, 12/03/2029	GBP	500,000	682,745
Fidelity National Information Services, Inc., 3.36%, 5/21/2031		200,000	300,974
Fiserv, Inc., 4.4%, 7/01/2049		$311,000	364,618
			$4,839,229
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$743,000	$970,076
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	615,827
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,300,000	1,540,886
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)		$600,000	624,892
SES S.A., 1.625%, 3/22/2026	EUR	550,000	643,953
SES S.A., 0.875%, 11/04/2027		300,000	329,847
			$4,725,481
Chemicals – 0.1%
Arkema S.A., 1.5% to 1/21/2026, FLR (EUR Swap Rate-5yr. + 1.571%) to 1/21/2031, FLR (EUR Swap Rate-5yr. + 1.821%) to 1/21/2046, FLR (EUR Swap Rate-5yr. + 2.571%) to 1/21/2070	EUR	500,000	$545,264
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$600,000	671,094
Sherwin-Williams Co., 3.8%, 8/15/2049		515,000	552,341
Symrise AG, 1.25%, 11/29/2025	EUR	630,000	733,357
			$2,502,056
Computer Software – 0.3%
Dassault Systemes SE, 0.125%, 9/16/2026	EUR	500,000	$556,559
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,422,000	1,583,052
Microsoft Corp., 4.1%, 2/06/2037		2,140,000	2,587,959
Microsoft Corp., 3.95%, 8/08/2056		589,000	728,784
			$5,456,354
Computer Software - Systems – 0.1%
Apple, Inc., 2.7%, 5/13/2022		$598,000	$613,521
Apple, Inc., 4.5%, 2/23/2036		781,000	978,265
Apple, Inc., 4.25%, 2/09/2047		348,000	430,658
			$2,022,444
Conglomerates – 0.3%
General Electric Co., 0.875%, 5/17/2025	EUR	750,000	$852,032
Illinois Tool Works, Inc., 1%, 6/05/2031		530,000	623,924
Roper Technologies, Inc., 4.2%, 9/15/2028		$787,000	889,462
Roper Technologies, Inc., 2.95%, 9/15/2029		417,000	432,713
United Technologies Corp., 3.65%, 8/16/2023		1,076,000	1,145,102
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		747,000	844,594
			$4,787,827
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	$770,124
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	1,061,105
Whirlpool Corp., 4.75%, 2/26/2029		1,454,000	1,670,816
			$3,502,045

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.3%
Booking Holdings, Inc., 3.55%, 3/15/2028		$587,000	$640,519
Experian Finance PLC, 4.25%, 2/01/2029 (n)		1,333,000	1,520,203
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	900,000	1,078,975
Visa, Inc., 4.15%, 12/14/2035		$984,000	1,203,981
Visa, Inc., 3.65%, 9/15/2047		658,000	770,675
			$5,214,353
Containers – 0.0%
DS Smith PLC, 0.875%, 9/12/2026	EUR	650,000	$723,000
Electronics – 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$1,771,000	$1,868,857
Emerging Market Quasi-Sovereign – 0.7%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	1,000,000	$1,129,811
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)		$200,000	225,400
Export-Import Bank of India, 3.375%, 8/05/2026		1,200,000	1,236,488
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	1,059,390
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		763,000	769,104
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026		600,000	640,050
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		850,000	854,369
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	1,094,625
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		3,240,000	3,977,155
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,939,000	2,076,395
			$13,062,787
Emerging Market Sovereign – 1.5%
Government of Malaysia, 3.492%, 3/31/2020	MYR	23,675,000	$5,783,475
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$3,798,000	4,352,546
Republic of Croatia, 1.125%, 6/19/2029	EUR	3,900,000	4,500,971
Republic of Hungary, 5.375%, 2/21/2023		$3,148,000	3,465,759
Republic of Indonesia, 7.5%, 6/15/2035	IDR	22,200,000,000	1,681,754
State of Qatar, 4%, 3/14/2029 (n)		$878,000	989,992
United Mexican States, 8.5%, 5/31/2029	MXN	122,000,000	7,282,423
			$28,056,920
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,803,915
Energy - Integrated – 0.1%
Eni S.p.A., 4.25%, 5/09/2029 (n)		$607,000	$684,009
OMV AG, 1%, 7/03/2034	EUR	330,000	379,357
			$1,063,366
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$904,000	$948,410
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		587,000	635,257
GE Capital International Funding Co., 3.373%, 11/15/2025		1,916,000	2,032,517
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	1,100,000	1,281,732
Grand City Properties S.A., 2.5%, 10/24/2069		900,000	1,033,080
LEG Immobilien AG, 0.875%, 11/28/2027		300,000	341,156
			$6,272,152
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	530,000	$653,158
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,124,000	1,174,613
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		426,000	492,679
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		602,000	821,341
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	772,432

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 4.4%, 11/15/2025		$1,243,000	$1,388,039
Danone S.A., 2.077%, 11/02/2021 (n)		1,298,000	1,304,987
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	3,114,729
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	303,009
			$10,024,987
Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029		$1,279,000	$1,443,991
Gaming & Lodging – 0.0%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$408,000	$428,686
Industrial – 0.1%
CPI Property Group, 2.75%, 1/22/2028	GBP	450,000	$601,419
Investor AB, 1.5%, 6/20/2039	EUR	320,000	395,972
			$997,391
Insurance – 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	850,000	$1,024,903
Argentum Netherlands B.V. for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		700,000	906,837
Aviva PLC, 3.875%, 7/03/2044		700,000	872,103
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050		800,000	913,843
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 10/24/2060		900,000	1,076,280
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		700,000	882,881
			$5,676,847
Insurance - Property & Casualty – 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$717,668
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		475,000	594,811
Chubb INA Holdings, Inc., 0.875%, 6/15/2027	EUR	100,000	114,908
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		$813,000	878,665
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	120,000	149,287
Progressive Corp., 4.125%, 4/15/2047		$908,000	1,105,600
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	415,902
QBE Insurance Group Ltd., 6.115%, 5/24/2042		100,000	144,300
Willis North America, Inc., 3.875%, 9/15/2049		$1,073,000	1,123,835
			$5,244,976
International Market Quasi-Sovereign – 0.3%
Electricite de France , 5.875%, 12/31/2165	GBP	1,400,000	$2,088,362
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024	EUR	1,300,000	1,459,037
KFW Government Development Banks (Federal Republic of Germany), 4%, 2/27/2025	AUD	300,000	229,259
KFW Government Development Banks (Federal Republic of Germany), 1.125%, 6/15/2037	EUR	1,910,000	2,477,547
			$6,254,205
International Market Sovereign – 12.6%
Commonwealth of Australia, 2.75%, 6/21/2035	AUD	7,984,000	$6,523,195
Federal Republic of Germany, 3.25%, 7/04/2042	EUR	2,541,000	4,954,466
Federal Republic of Germany, 2.5%, 7/04/2044		1,730,000	3,117,233
Government of Canada, 1.5%, 6/01/2026	CAD	12,259,000	9,385,073
Government of Canada, 5.75%, 6/01/2033		11,402,000	13,244,895
Government of Japan, 1.8%, 9/20/2030	JPY	1,981,600,000	21,871,392
Government of Japan, 1.8%, 6/20/2031		2,275,600,000	25,323,204
Government of Japan, 2.4%, 3/20/2037		785,850,000	9,981,249
Government of Japan, 0.5%, 6/20/2038		494,450,000	4,804,089
Government of Japan, 2.3%, 3/20/2040		752,000,000	9,742,028
Kingdom of Spain, 1.95%, 7/30/2030	EUR	2,840,000	3,690,468
Kingdom of Spain, 1.85%, 7/30/2035		8,805,000	11,502,460

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Cyprus, 0.625%, 1/21/2030	EUR	455,000	$508,592
Republic of Cyprus, 2.75%, 2/26/2034		1,320,000	1,836,948
Republic of Cyprus, 1.25%, 1/21/2040		1,430,000	1,632,321
Republic of Cyprus, 2.75%, 5/03/2049		660,000	974,593
Republic of France, 1.25%, 5/25/2036		7,190,000	9,334,286
Republic of France, 1.5%, 5/25/2050		4,485,000	6,202,192
Republic of France, 0.75%, 5/25/2052 (n)		2,437,590	2,777,829
Republic of Italy, 2.1%, 7/15/2026		10,560,000	12,887,995
Republic of Italy, 4%, 2/01/2037		3,460,000	5,266,589
Republic of Italy, 3.1%, 3/01/2040		8,310,000	11,435,726
Republic of Italy, 3.45%, 3/01/2048		1,965,000	2,920,976
Republic of Portugal, 2.25%, 4/18/2034		5,228,000	7,161,830
Republic of Portugal, 4.1%, 4/15/2037		1,380,000	2,362,680
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,815,000	4,818,475
United Kingdom Treasury, 0.875%, 10/22/2029		25,365,000	34,612,663
United Kingdom Treasury, 1.75%, 9/07/2037		2,580,000	3,865,847
			$232,739,294
Local Authorities – 0.5%
City of Oslo, 2.45%, 5/24/2023	NOK	8,000,000	$886,634
City of Oslo, 2.05%, 10/31/2024		26,000,000	2,844,779
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	725,006
Province of British Columbia, 2.3%, 6/18/2026		1,895,000	1,480,259
Province of Ontario, 2.05%, 6/02/2030		1,615,000	1,232,460
Province of Saskatchewan, 3.05%, 12/02/2028		1,500,000	1,231,918
			$8,401,056
Major Banks – 1.6%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		$1,749,000	$1,858,164
Bankinter S.A., 0.875%, 7/08/2026	EUR	800,000	906,112
Barclays PLC, 3.125%, 1/17/2024	GBP	750,000	1,045,412
Credit Agricole S.A., 1.25%, 10/02/2024		600,000	793,758
Credit Agricole S.A., 0.875%, 1/14/2032	EUR	1,100,000	1,228,922
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		850,000	982,097
Credit Suisse Group AG, 1%, 6/24/2027		450,000	515,590
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)		$1,500,000	1,631,864
Erste Group Bank AG, 0.875%, 5/22/2026	EUR	500,000	574,266
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		700,000	778,447
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate - 5yr. + 3.433%) to 10/15/2068		1,000,000	1,100,832
HSBC Holdings PLC, 4.375%, 11/23/2026		$1,075,000	1,184,556
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,613,931
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,903,818
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,187,000	1,285,177
Lloyds Banking Group PLC, 1.875%, 1/15/2026	GBP	550,000	732,525
Morgan Stanley, 5.5%, 7/28/2021		$490,000	516,969
Morgan Stanley, 3.125%, 1/23/2023		1,982,000	2,056,523
Morgan Stanley, 3.95%, 4/23/2027		592,000	645,010
Nationwide Building Society, 1.5%, 3/08/2026	EUR	400,000	467,371
PNC Financial Services Group, Inc., 2.55%, 1/22/2030		$1,139,000	1,163,836
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	400,000	450,349
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$996,000	1,080,834
Svenska Handelsbanken AB, 5.25%, 12/29/2049		1,291,000	1,319,686
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		600,000	613,100
UniCredit S.p.A., 1.625%, 7/03/2025	EUR	900,000	1,030,202
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$742,000	798,403
Wells Fargo & Co., 3.9%, 5/01/2045		956,000	1,120,153
			$29,397,907

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.4%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$231,000	$254,238
Cigna Corp., 4.125%, 11/15/2025		1,074,000	1,182,415
HCA, Inc., 5.125%, 6/15/2039		454,000	523,592
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	750,267
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,938,294
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	648,043
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	350,000	392,518
Toledo Hospital, 6.015%, 11/15/2048		$590,000	813,683
			$6,503,050
Medical Equipment – 0.1%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	700,000	$842,394
Boston Scientific Corp., 0.625%, 12/01/2027		300,000	334,524
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		250,000	277,710
DH Europe Finance II S.à r.l., 1.35%, 9/18/2039		350,000	385,176
EssilorLuxottica S.A., 0.375%, 11/27/2027		400,000	451,456
EssilorLuxottica S.A., 0.75%, 11/27/2031		200,000	229,773
			$2,521,033
Midstream – 0.4%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$779,935
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)		628,000	651,051
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,440,000	1,547,568
MPLX LP, 4.5%, 4/15/2038		833,000	860,700
ONEOK, Inc., 4.95%, 7/13/2047		953,000	1,053,628
Plains All American Pipeline, 3.55%, 12/15/2029		667,000	663,299
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,376,000	1,472,838
Western Midstream Operating LP, 5.25%, 2/01/2050		911,000	863,714
			$7,892,733
Mortgage-Backed – 3.9%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$8,218,646	$8,972,162
Fannie Mae, 2.5%, 10/01/2034		4,123,922	4,198,697
Fannie Mae, 3%, 11/01/2034 - 2/01/2050		5,638,212	5,794,348
Fannie Mae, 5.5%, 1/01/2037		26,191	29,474
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		276,505	315,260
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		1,872,893	2,079,810
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		4,017,528	4,327,613
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,382,480	3,600,447
Fannie Mae, TBA, 3%, 2/25/2050 - 3/01/2050		3,200,000	3,270,834
Freddie Mac, 3.224%, 3/25/2027		4,500,000	4,911,202
Freddie Mac, 3.194%, 7/25/2027		3,914,000	4,273,266
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,830,115
Freddie Mac, 3.35%, 1/25/2028		2,733,000	3,010,025
Freddie Mac, 3.6%, 1/25/2028		3,300,000	3,689,305
Freddie Mac, 3.9%, 4/25/2028		3,240,000	3,696,046
Freddie Mac, 3.926%, 7/25/2028		1,125,000	1,289,631
Freddie Mac, 5.5%, 7/01/2037		52,687	59,156
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,444,365	2,672,542
Freddie Mac, 5%, 7/01/2041		1,134,214	1,249,548
Freddie Mac, 3.5%, 1/01/2047		2,145,923	2,242,246
Ginnie Mae, 5%, 5/15/2040		437,758	488,677
Ginnie Mae, 3.5%, 6/20/2043 - 11/20/2049		4,579,772	4,769,639
Ginnie Mae, 3%, 11/20/2049		4,180,375	4,302,371
			$72,072,414

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$100,000	$103,131
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		945,000	1,006,170
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029		801,000	1,040,619
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,164,727
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		425,000	432,480
			$3,747,127
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$1,037,000	$1,100,344
Infraestructura Energética Nova, S.A.B. de C.V., 4.875%, 1/14/2048		1,000,000	1,010,500
			$2,110,844
Network & Telecom – 0.1%
AT&T, Inc., 4.75%, 5/15/2046		$983,000	$1,138,124
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	550,000	619,170
			$1,757,294
Oil Services – 0.0%
Halliburton Co., 5%, 11/15/2045		$641,000	$736,629
Oils – 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	1,100,000	$1,278,635
Phillips 66, 4.875%, 11/15/2044		$750,000	921,814
			$2,200,449
Other Banks & Diversified Financials – 0.8%
AIB Group PLC, 1.25%, 5/28/2024	EUR	925,000	$1,060,275
Banque Federative du Credit Mutuel S.A., 1.25%, 12/05/2025	GBP	900,000	1,180,143
Belfius Bank S.A., 0.375%, 2/13/2026	EUR	1,300,000	1,433,100
BPCE S.A., 5.25%, 4/16/2029	GBP	700,000	1,165,993
Citizens Financial Group, Inc., 2.375%, 7/28/2021		$1,005,000	1,012,783
Commerzbank AG, 0.625%, 8/28/2024	EUR	370,000	419,328
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	800,000	1,077,228
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	1,037,923
Groupe BPCE S.A., 0.5%, 2/24/2027	EUR	400,000	445,081
ING Groep N.V., 1%, 11/13/2030		800,000	894,050
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	777,797
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030		550,000	741,978
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate - 5yr. + 1.1%) to 12/03/2029	EUR	300,000	329,595
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		700,000	804,030
UBS AG, 5.125%, 5/15/2024		$1,730,000	1,866,237
Virgin Money U.K. PLC, 4%, 9/03/2027	GBP	680,000	971,817
			$15,217,358
Pharmaceuticals – 0.1%
Allergan PLC, 2.625%, 11/15/2028	EUR	710,000	$926,427
Real Estate - Office – 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$1,033,000	$1,074,067
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	1,156,000	1,386,957
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		600,000	689,319
			$3,150,343
Real Estate - Other – 0.1%
Digital Dutch Finco B.V., 0.625%, 7/15/2025	EUR	150,000	$167,547
Digital Dutch Finco B.V., 1.5%, 3/15/2030		300,000	343,821
SELP Finance S.à r.l., 1.5%, 12/20/2026		730,000	844,583
			$1,355,951

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.1%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$1,087,000	$1,106,334
Retailers – 0.0%
Home Depot, Inc., 4.875%, 2/15/2044		$500,000	$648,080
Supermarkets – 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$594,901
Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$408,530
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		440,000	342,655
West African Development Bank, 4.7%, 10/22/2031		$726,000	760,572
			$1,511,757
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	$524,161
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,360,212
Crown Castle International Corp., 2.25%, 9/01/2021		1,466,000	1,474,091
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	556,149
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		3,399,000	3,662,546
Tele2 AB, 2.125%, 5/15/2028	EUR	1,350,000	1,665,759
			$9,242,918
Tobacco – 0.1%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	430,000	$501,432
Imperial Brands Finance PLC, 1.375%, 1/27/2025		550,000	632,436
Philip Morris International, Inc., 1.45%, 8/01/2039		1,000,000	1,055,895
			$2,189,763
Transportation - Services – 0.3%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	800,000	$1,130,963
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	903,802
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	736,416
Transurban Finance Co., 1.75%, 3/29/2028	EUR	850,000	1,026,884
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,334,000	1,489,970
			$5,288,035
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$99,501	$107,185
Small Business Administration, 2.22%, 3/01/2033		598,210	607,913
			$715,098
U.S. Treasury Obligations – 7.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$18,475,000	$23,488,509
U.S. Treasury Bonds, 3.125%, 2/15/2043		13,488,200	16,306,496
U.S. Treasury Bonds, 2.25%, 8/15/2049		1,571,100	1,653,951
U.S. Treasury Notes, 2%, 11/15/2026 (f)		26,342,000	27,312,332
U.S. Treasury Notes, 2.25%, 11/15/2027		21,172,000	22,408,412
U.S. Treasury Notes, 2.375%, 5/15/2029		39,485,700	42,442,500
			$133,612,200
Utilities - Electric Power – 0.8%
Duke Energy Corp., 3.75%, 9/01/2046		$1,040,000	$1,110,999
Emera U.S. Finance LP, 2.7%, 6/15/2021		339,000	343,063
Emera U.S. Finance LP, 3.55%, 6/15/2026		387,000	412,817
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,328,812
Enel Finance International N.V., 0.375%, 6/17/2027	EUR	350,000	390,438
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$875,000	923,489
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	550,030

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		$706,000	$713,766
Evergy, Inc., 2.9%, 9/15/2029		1,406,000	1,441,700
Exelon Corp., 3.497%, 6/01/2022		636,000	655,399
Georgia Power Co., 3.7%, 1/30/2050		683,000	738,663
innogy Finance B.V., 4.75%, 1/31/2034	GBP	600,000	1,050,666
PPL Capital Funding, Inc., 5%, 3/15/2044		$331,000	402,086
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	194,530
Virginia Electric & Power Co., 3.5%, 3/15/2027		2,000,000	2,176,714
Virginia Electric & Power Co., 2.875%, 7/15/2029		544,000	571,150
			$15,004,322
Utilities - Other – 0.0%
Suez S.A., 1.625% to 9/12/2026, FLR (EUR ICE Swap Rate - 5yr. + 2.151%) to 9/12/2031, FLR (EUR ICE Swap Rate - 5yr. + 3.151%) to 9/12/2059	EUR	400,000	$445,379
Total Bonds			$724,321,176
Preferred Stocks – 0.6%
Consumer Products – 0.4%
Henkel AG & Co. KGaA		80,153	$8,172,886
Electronics – 0.2%
Samsung Electronics Co. Ltd.		67,924	$2,679,418
Total Preferred Stocks			$10,852,304
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Danaher Corp., 4.75%		499	$609,349
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%		39,539	$1,900,244
Total Convertible Preferred Stocks			$2,509,593
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 1.62% (v)		26,990,566	$26,993,265
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – March 2020 @ EUR 275	Put	Barclays Bank PLC	$49,552,845	EUR 39,600,000	$108,137
Markit iTraxx Europe Index – March 2020 @ EUR 212.5	Call	Barclays Bank PLC	12,388,211	9,900,000	12,080
Total Purchased Options					$120,217

Written Options (see table below) – (0.0)%	$(33,431)

Other Assets, Less Liabilities – 0.2%	3,586,286
Net Assets – 100.0%	$1,840,986,148
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,993,265 and $1,810,440,028, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $60,563,654, representing 3.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Derivative Contracts at 1/31/20
Written Options
Underlying	Put/Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit iTraxx Europe Index	Call	Barclays Bank PLC	EUR (9,900,000)	$(12,388,211)	EUR 225	March – 2020	$(33,431)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	3,561,000	USD	3,639,274	Deutsche Bank AG	2/28/2020	$63,754

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
CNH	23,852,000	USD	3,401,897	HSBC Bank	3/19/2020	$458
CZK	19,455,000	USD	848,396	Morgan Stanley Capital Services, Inc.	2/28/2020	7,036
EUR	814,040	USD	899,442	Merrill Lynch International	2/28/2020	4,654
EUR	407,786	USD	449,540	Morgan Stanley Capital Services, Inc.	2/28/2020	3,359
EUR	4,738,364	USD	5,224,363	UBS AG	2/28/2020	38,199
GBP	2,254,510	USD	2,964,311	Brown Brothers Harriman	2/28/2020	14,610
GBP	2,518,292	USD	3,282,602	Deutsche Bank AG	2/28/2020	44,860
GBP	954,000	USD	1,249,612	State Street Bank Corp.	2/28/2020	10,924
IDR	30,797,369,000	USD	2,247,819	JPMorgan Chase Bank N.A.	2/28/2020	3,007
ILS	2,402,000	USD	693,411	Merrill Lynch International	2/28/2020	3,320
JPY	399,737,000	USD	3,663,770	Barclays Bank PLC	2/28/2020	29,957
JPY	796,822,000	USD	7,313,389	Goldman Sachs International	2/28/2020	49,559
MXN	113,289,885	USD	5,843,751	JPMorgan Chase Bank N.A.	2/28/2020	131,244
USD	1,820,893	AUD	2,716,000	Deutsche Bank AG	2/28/2020	2,051
USD	2,014,202	AUD	2,977,000	Goldman Sachs International	2/28/2020	20,574
USD	1,468,874	AUD	2,141,000	HSBC Bank	2/28/2020	35,095
USD	6,731,260	AUD	9,845,126	Merrill Lynch International	2/28/2020	138,206
USD	4,307,080	CAD	5,693,097	Deutsche Bank AG	2/28/2020	5,377
USD	9,825,340	CAD	12,912,157	Goldman Sachs International	2/28/2020	68,919
USD	16,455,604	CAD	21,770,600	JPMorgan Chase Bank N.A.	2/28/2020	5,747
USD	2,306,168	CNH	16,015,000	HSBC Bank	4/15/2020	23,541
USD	1,632,499	EUR	1,462,972	Credit Suisse Group	2/28/2020	7,681
USD	6,671,317	EUR	5,960,280	Deutsche Bank AG	2/28/2020	51,659
USD	1,111,067	EUR	994,870	JPMorgan Chase Bank N.A.	2/28/2020	6,135
USD	1,614,234	EUR	1,450,737	Merrill Lynch International	2/28/2020	3,004
USD	7,312,850	EUR	6,567,000	State Street Bank Corp.	2/28/2020	19,351
USD	1,359,802	EUR	1,214,441	UBS AG	2/28/2020	11,009
USD	10,942,526	GBP	8,274,341	Merrill Lynch International	2/28/2020	9,503
USD	3,016,322	NOK	27,592,664	Merrill Lynch International	2/28/2020	16,188
USD	3,643,685	NZD	5,591,000	Deutsche Bank AG	2/28/2020	28,639
USD	3,680,930	NZD	5,542,000	JPMorgan Chase Bank N.A.	2/28/2020	97,566
USD	3,663,238	NZD	5,486,000	Merrill Lynch International	2/28/2020	116,084
USD	1,806,843	SGD	2,451,000	HSBC Bank	2/28/2020	10,671
USD	7,133,943	THB	220,767,000	JPMorgan Chase Bank N.A.	3/16/2020	81,248
						$1,163,189
Liability Derivatives
AUD	1,536,367	USD	1,061,859	Citibank N.A.	2/28/2020	$(32,989)
AUD	5,344,000	USD	3,696,168	Goldman Sachs International	2/28/2020	(117,414)
AUD	9,614,528	USD	6,649,727	UBS AG	2/28/2020	(211,099)
CAD	12,020,328	USD	9,168,376	Deutsche Bank AG	2/28/2020	(85,821)
CAD	4,596,000	USD	3,520,980	Goldman Sachs International	2/28/2020	(48,244)
CAD	7,556,359	USD	5,781,247	UBS AG	2/28/2020	(71,664)
CLP	2,890,552,000	USD	3,758,845	Barclays Bank PLC	2/10/2020	(147,222)
CLP	304,647,000	USD	394,989	Barclays Bank PLC	3/17/2020	(14,538)
CLP	1,331,478,000	USD	1,726,949	Citibank N.A.	3/17/2020	(64,166)
CNH	15,828,000	USD	2,275,449	Barclays Bank PLC	3/19/2020	(17,673)
CNH	5,047,000	USD	731,789	HSBC Bank	3/19/2020	(11,863)
CNH	120,861,000	USD	17,498,842	HSBC Bank	4/15/2020	(272,455)
CNH	12,555,000	USD	1,819,953	JPMorgan Chase Bank N.A.	4/15/2020	(30,482)
CZK	13,519,000	USD	598,703	BNP Paribas S.A.	2/28/2020	(4,275)
CZK	40,043,000	USD	1,772,769	Deutsche Bank AG	2/28/2020	(12,087)
CZK	28,389,000	USD	1,256,434	JPMorgan Chase Bank N.A.	2/28/2020	(8,175)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
DKK	13,065,598	USD	1,951,535	Merrill Lynch International	2/28/2020	$(9,332)
EUR	10,195,396	USD	11,364,961	BNP Paribas S.A.	2/28/2020	(41,661)
EUR	1,849,165	USD	2,061,502	Citibank N.A.	2/28/2020	(7,766)
EUR	3,683,884	USD	4,108,865	Deutsche Bank AG	2/28/2020	(17,437)
EUR	200,163	USD	222,643	Merrill Lynch International	2/28/2020	(335)
EUR	6,570,000	USD	7,371,556	Morgan Stanley Capital Services, Inc.	2/28/2020	(74,726)
EUR	650,391	USD	723,732	State Street Bank Corp.	2/28/2020	(1,388)
EUR	5,337,046	USD	5,957,346	UBS AG	2/28/2020	(29,870)
GBP	200,000	USD	264,669	UBS AG	2/28/2020	(406)
JPY	5,551,847,242	USD	51,337,068	Deutsche Bank AG	2/28/2020	(35,818)
JPY	180,000,000	USD	1,668,895	Goldman Sachs International	2/28/2020	(5,624)
KRW	4,215,172,000	USD	3,639,731	Barclays Bank PLC	4/21/2020	(97,325)
KRW	9,629,479,000	USD	8,180,402	JPMorgan Chase Bank N.A.	2/28/2020	(97,765)
KRW	1,020,880,000	USD	885,182	JPMorgan Chase Bank N.A.	3/16/2020	(27,975)
NOK	32,517,000	USD	3,695,688	Goldman Sachs International	2/28/2020	(160,135)
NZD	12,323,630	USD	8,085,533	Citibank N.A.	2/28/2020	(117,283)
PLN	6,279,803	USD	1,626,552	HSBC Bank	2/28/2020	(5,583)
RUB	73,875,000	USD	1,180,961	JPMorgan Chase Bank N.A.	3/27/2020	(32,534)
SEK	29,257,324	USD	3,094,000	Deutsche Bank AG	2/28/2020	(51,525)
SGD	4,351,000	USD	3,226,391	Citibank N.A.	2/28/2020	(37,839)
THB	84,418,750	USD	2,800,051	JPMorgan Chase Bank N.A.	3/16/2020	(103,182)
USD	773,089	EUR	700,000	Citibank N.A.	2/28/2020	(4,351)
USD	4,161,617	EUR	3,766,391	Deutsche Bank AG	2/28/2020	(21,444)
USD	1,079,046	EUR	978,000	Merrill Lynch International	2/28/2020	(7,149)
USD	10,363,636	GBP	7,958,097	Citibank N.A.	2/28/2020	(151,529)
USD	617,735	GBP	467,668	Deutsche Bank AG	2/28/2020	(203)
USD	3,644,916	GBP	2,795,000	Goldman Sachs International	2/28/2020	(48,164)
USD	732,232	GBP	555,000	HSBC Bank	2/28/2020	(1,099)
USD	2,615,167	GBP	1,993,682	Merrill Lynch International	2/28/2020	(19,118)
USD	628,677	GBP	481,544	Morgan Stanley Capital Services, Inc.	2/28/2020	(7,594)
USD	1,100,513	GBP	842,000	State Street Bank Corp.	2/28/2020	(12,035)
USD	6,654,627	GBP	5,094,189	UBS AG	2/28/2020	(76,410)
USD	4,006,464	JPY	440,423,000	Barclays Bank PLC	2/28/2020	(63,217)
USD	3,672,920	JPY	401,215,000	Citibank N.A.	2/28/2020	(34,464)
USD	3,704,222	JPY	403,908,000	Goldman Sachs International	2/28/2020	(28,047)
USD	4,396,323	JPY	479,108,000	State Street Bank Corp.	2/28/2020	(30,824)
USD	1,611,735	MXN	30,840,714	Citibank N.A.	2/28/2020	(14,828)
USD	3,744,919	MXN	71,522,000	Goldman Sachs International	2/28/2020	(27,206)
						$(2,653,358)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	100	$21,635,937	March – 2020	$68,286
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	251	$37,569,024	March – 2020	$(195,428)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
Euro-Bund 10 yr	Short	EUR	191	$37,078,469	March – 2020	$(530,004)
Euro-Buxl 30 yr	Short	EUR	22	5,145,770	March – 2020	(156,692)
U.S. Treasury Bond	Short	USD	25	4,088,281	March – 2020	(89,497)
U.S. Treasury Note 10 yr	Short	USD	56	7,372,750	March – 2020	(105,396)
U.S. Treasury Note 5 yr	Short	USD	204	24,545,344	March – 2020	(247,357)
U.S. Treasury Ultra Bond	Short	USD	25	4,842,188	March – 2020	(121,586)
U.S. Treasury Ultra Note 10 yr	Short	USD	439	63,943,094	March – 2020	(1,276,656)
						$(2,722,616)
At January 31, 2020, the fund had cash collateral of $1,430,000 and other liquid securities with an aggregate value of $2,320,448 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$566,535,599	$5,074,090	$—	$571,609,689
Switzerland	90,669,149	—	—	90,669,149
Japan	—	89,908,725	—	89,908,725
United Kingdom	59,702,146	—	—	59,702,146
France	48,915,829	—	—	48,915,829
Canada	42,662,646	—	—	42,662,646
Germany	31,675,709	—	—	31,675,709
Taiwan	27,205,772	2,707,658	—	29,913,430
Netherlands	29,383,518	—	—	29,383,518
Other Countries	46,677,226	44,880,568	—	91,557,794
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	134,327,298	—	134,327,298
Non - U.S. Sovereign Debt	—	281,624,963	—	281,624,963
Municipal Bonds	—	3,747,127	—	3,747,127
U.S. Corporate Bonds	—	94,560,264	—	94,560,264
Residential Mortgage-Backed Securities	—	72,072,414	—	72,072,414
Commercial Mortgage-Backed Securities	—	8,544,727	—	8,544,727
Asset-Backed Securities (including CDOs)	—	18,239,239	—	18,239,239
Foreign Bonds	—	111,325,361	—	111,325,361
Mutual Funds	26,993,265	—	—	26,993,265
Total	$970,420,859	$867,012,434	$—	$1,837,433,293
Other Financial Instruments
Futures Contracts – Assets	$68,286	$—	$—	$68,286
Futures Contracts – Liabilities	(2,722,616)	—	—	(2,722,616)
Forward Foreign Currency Exchange Contracts – Assets	—	1,163,189	—	1,163,189
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,653,358)	—	(2,653,358)
Written Options – Liabilities	—	(33,431)	—	(33,431)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,723,511	$107,296,994	$116,029,255	$4,692	$(2,677)	$26,993,265
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$175,408	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2020, are as follows:
United States	54.4%
Japan	8.9%
United Kingdom	6.4%
Switzerland	5.3%
France	4.9%
Canada	3.9%
Italy	2.7%
Netherlands	1.7%
Spain	1.7%
Other Countries	10.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.